SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2020
Premiums earned:
Property and liability insurance	$40,687.7	$1,426.1	$0	$39,261.6	0%
December 31, 2019
Premiums earned:
Property and liability insurance	$37,519.7	$1,327.3	$0	$36,192.4	0%
December 31, 2018
Premiums earned:
Property and liability insurance	$31,970.2	$1,036.9	$0	$30,933.3	0%